February 16, 2021
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Life and Annuity Insurance Company
Registration of Individual Flexible Premium Adjustable Variable, Fixed, and Index-Linked Universal Life Policies
on Form N-6 offered through
Nationwide VL Separate Account-G
Ladies and Gentlemen:
On behalf of Nationwide Life and Annuity Insurance Company ("Nationwide") and its Nationwide VL Separate Account-G (the "Variable Account"), we are filing an original registration statement on Form N-6 under Securities Act of 1933 for the purpose of registering Individual Flexible Premium Adjustable Variable, Fixed, and Index-Linked Universal Life Policies (the "Contract") to be offered through the Variable Account.
This filing is being made electronically via EDGAR in accordance with Regulation S-T.
A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account is attached as an exhibit to the registration statement. An original power of attorney is on file with Nationwide. Nationwide will maintain manually executed copies of the registration statement.
Please contact me direct at (614) 249-8061 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life and Annuity Insurance Company
/s/ M. Andrew Kress
M. Andrew Kress
Counsel
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies